Intangible Assets - Schedule of Variations in Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Balance	€ 796	[1]	€ 636	[1]	€ 668
Increase	125		159		(29)
Decrease					(2)
Balance	920		796	[1]	636	[1]
Gross
Disclosure Of Intangible Assets [Line Items]
Balance	2,384		1,921		1,709
Increase	475		529		268
Decrease	(29)		(67)		(56)
Balance	2,830		2,384		1,921
Gross | Software
Disclosure Of Intangible Assets [Line Items]
Balance	2,049		1,900		1,688
Increase	340		216		268
Decrease	(29)		(67)		(56)
Reclassification	378
Balance	2,739		2,049		1,900
Gross | Patents
Disclosure Of Intangible Assets [Line Items]
Balance	21		21		21
Increase	70
Balance	91		21		21
Gross | Other Intangibles
Disclosure Of Intangible Assets [Line Items]
Balance	313
Increase	65		313
Reclassification	(378)
Balance			313
Accumulated Depreciation and Impairment
Disclosure Of Intangible Assets [Line Items]
Balance	(1,588)		(1,285)		(1,042)
Increase	(350)		(370)		(298)
Decrease	29		67		54
Balance	(1,910)		(1,588)		(1,285)
Accumulated Depreciation and Impairment | Software
Disclosure Of Intangible Assets [Line Items]
Balance	(1,567)		(1,264)		(1,020)
Increase	(350)		(370)		(298)
Decrease	29		67		54
Balance	(1,888)		(1,567)		(1,264)
Accumulated Depreciation and Impairment | Patents
Disclosure Of Intangible Assets [Line Items]
Balance	(21)		(21)		(21)
Balance	€ (21)		€ (21)		€ (21)

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.